STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2012.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

November 2012 Private Placement	2,000,000	$1.00	January 31, 2013
November 2012 Private Placement	1,000,000	$1.25	November 2, 2017
June 2012 Public Offering	2,981,440	$1.25	June 13, 2017
December 2011 Underwritten Offering	9,248,334	$0.60	December 6, 2016
April 2011 Private Placement	6,058,811	$0.75	March 31, 2016
Legacy warrants (1)	27,310	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015

Total	21,512,459

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and the warrants have been accounted for as derivative instruments as described in Note 3.

Reserved For Future Issuance Upon Exercise Of Stock Options and Warrants Or Conversion Of Debt [Table Text Block]

The following shares were reserved for future issuance upon exercise of stock options and warrants:

	December 31,
	2012	2011

Warrants	21,512,459	17,403,989
Stock options	6,439,188	4,827,638

Total number of shares reserved for future issuance	27,951,647	22,231,627